Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0001661458
Registrant Name	Highlands REIT, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES